SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

10. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are no subsequent events to report.

On July 20, 2021, the Company issued 30,000,000 shares of common shares upon exercise of pre-funded warrants at an exercise price of $0.0001.

10. SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

On January 4, 2021, the Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the “Jan 2021 Note”) in the principal amount of $53,500. The Jan 2021 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (2) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.

On January 7, 2021, the Company issued 4,062,044 shares of common stock upon conversion of principal in the amount of $53,000, plus accrued interest of $2,650.

On January 15, 2021, the Company issued 14,025,851 shares of common stock upon conversion of principal in the amount of $12,300, plus accrued interest of $7,336.

On January 13, 2021, the Company received additional consideration on the convertible note dated February 26, 2018 in the amount of $50,000.

On	January 14, 2021, the Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the “Feb 2021 Note”) in the principal amount of $53,500. The Feb 2021 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (2) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.

On January 27, 2021, the Company entered into a securities purchase agreement with an investor to sell through a private placement an aggregate of 52,000,000 shares of common stock and two separate pre-funded warrants to purchase up to an aggregate of 31,333,334 shares of common stock, and an aggregate of 83,333,334 shares of common stock for gross proceeds to the Company of approximately $5,000,000. The combined purchase price for on share of common stock and a warrant to purchase one share of common stock is $0.06 and the combined purchase price for one pre-funded warrant to purchase one share of common stock and a warrant to purchase one share of common stock is $0.0599.

On February 4, 2021, the Company issued 868,175 shares of common stock upon conversion of principal in the amount of $53,000, plus accrued interest of $2,650.

On February 5, 2021, the Company issued 908,118 shares of common stock upon conversion of principal in the amount of $12,824, plus accrued interest of $5,564 and other fees of $1,000.

On February 5, 2021, the Company issued 1,000,000 shares of common stock for services.